Accounts Receivable, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Expected Credit Loss [Line Items]
Balance at beginning of the year	$ 2,957,829
Provision	1,389,992	$ 1,308,589	$ 1,118,634
Ending balance	3,970,434	2,957,829
Accounts Receivable [Member]
Schedule of Movement of Allowance for Expected Credit Loss [Line Items]
Balance at beginning of the year	2,957,829	1,642,216
Provision	834,139	1,331,258
Exchange adjustment	178,466	(15,645)
Ending balance	$ 3,970,434	$ 2,957,829	$ 1,642,216